Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	(dollars in millions, except per share amounts)
Quarter Ended	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2018
Operating Revenues	$31,772	$32,203	$32,607	$34,281	$130,863
Operating Income	7,349	6,617	7,675	637	22,278
Net Income	4,666	4,246	5,062	2,065	16,039
Net Income Attributable to Verizon	4,545	4,120	4,924	1,939	15,528
Basic Earnings Per Share Attributable to Verizon(1)	$1.11	$1.00	$1.19	$0.47	$3.76
Diluted Earnings Per Share Attributable to Verizon(1)	$1.11	$1.00	$1.19	$0.47	$3.76

2017
Operating Revenues	$29,814	$30,548	$31,717	$33,955	$126,034
Operating Income	6,963	8,013	6,990	5,459	27,425
Net Income	3,553	4,478	3,736	18,783	30,550
Net Income Attributable to Verizon	3,450	4,362	3,620	18,669	30,101
Basic Earnings Per Share Attributable to Verizon(1)	$0.85	$1.07	$0.89	$4.57	$7.37
Diluted Earnings Per Share Attributable to Verizon(1)	$0.84	$1.07	$0.89	$4.56	$7.36

(1) Net income attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.